                                                                       September 16, 2009

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      American Skandia SPVLI, a modified single premium variable life insurance policy
                  (File no. 333-38119)
                  American Skandia FPVLI, a flexible premium variable life insurance policy
                  (File no. 333-58703)
                  American Skandia Focus, a flexible premium variable life insurance policy
                  (File no. 333-95957)
                  American Skandia Horizon, a flexible premium variable life insurance policy
                  (File no. 333-95959)

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account F (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the semi-annual reports of the underlying mutual funds for the period ending June 30, 2009 to contract owners.

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel